INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current deferred tax assets (liabilities):
Valuation allowance	$ 0	$ 0
Total current deferred tax asset (liability)	0	0
Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	1,330,683	1,570,151
Intangible assets amortization	956,355	802,857
Net operating loss carry forwards	2,752,287	2,140,224
Stock based compensation	1,743,527	1,655,821
Other	99,034	0
Less: valuation allowance	(6,881,886)	(6,169,052)
Total noncurrent deferred tax asset (liability)	0	0
Total deferred tax asset (liability)	$ 0	$ 0